DERIVATIVES Q - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gain on derivative	$ 64.8	$ 105.3	$ 95.8	$ 189.0